CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (3,103,465)	$ (487,000)	¥ (1,392,930)	¥ 226,630
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation of property, equipment and software	108,446	17,018	55,751	11,919
Amortization of intangible assets and land use rights	4,116	646	1,461	137
Share of results of equity investees	302	47	(63)	(1,348)
Realized gains from investments	(65,763)	(10,320)	(70,403)	(11,395)
Disposal (gain) loss on assets	146,245	22,949	3,145	(175)
Share-based compensation	320,889	50,354	238,446	60,237
Provision for inventory	12,901	2,024	0	0
Impairment loss on long-lived assets	52,544	8,245	0	0
Impairment loss on goodwill	43,300	6,795	0	0
Realized gain from derivative financial liabilities	(7,938)	(1,246)	0	0
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	(942,260)	(147,862)	1,508,939	357,203
Deferred revenue	(1,737,521)	(272,655)	1,384,403	1,065,595
Prepaid expenses and other current assets	459,506	72,107	(479,985)	(204,648)
Income tax payable	(4,654)	(730)	(11,439)	16,093
Amounts due from related parties	0	0	0	710
Other assets	486,302	76,311	(614,225)	(236,420)
Deferred tax assets	48,324	7,583	(17,608)	550
Deferred tax liabilities	(7,081)	(1,111)	(2,219)	(34)
Net cash generated from (used in) operating activities	(4,185,807)	(656,845)	603,273	1,285,054
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(46,001,552)	(7,218,647)	(17,394,632)	(8,727,762)
Proceeds from maturity of short-term investments	51,063,983	8,013,053	11,689,198	7,393,386
Purchase of property, equipment, software and intangible assets	(272,323)	(42,733)	(284,072)	(61,267)
Payment for asset acquisition	0	0	(74,309)	0
Purchase of long-term investments	0	0	0	(1,109,180)
Proceeds from maturity of long-term investments	0	0	501,733	0
Proceeds from disposal of equity method investments	5,548	871	0	0
Proceeds from derivative financial liabilities	7,938	1,246	0	0
Proceeds from capital return related to equity method investment	0	0	1,300	0
Acquisition of businesses	0	0	(35,529)	0
Disposal of property, equipment and software	8,908	1,398	7	257
Net cash (used in) generated from investing activities	4,812,502	755,188	(5,596,304)	(2,504,566)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from initial public offering and from exercising the overallotment option by the underwriters (net of issuance cost of RMB31,791)	0	0	0	1,366,860
Capital contribution	7	1	36	0
Proceeds from private placement financing	0	0	5,687,251	0
Repurchase of ordinary shares	0	0	(282,543)	(86,739)
Proceeds from short-term loans	400,000	62,769	0	0
Repayments of short-term loans	(400,000)	(62,769)	0	0
Payment for asset acquisition after three months of completion	(100,621)	(15,790)	(132,184)	0
Repayment to related parties	0	0	(460)	(34,056)
Net cash generated from (used in) financing activities	(100,614)	(15,789)	5,272,100	1,246,065
Effect of exchange rate changes	15,818	2,483	2,188	14,155
Net increase (decrease) in cash and cash equivalents	541,899	85,037	281,257	40,708
Cash, cash equivalents and restricted cash at beginning of the year	355,224	55,742	73,967	33,259
Cash, cash equivalents and restricted cash at end of the year	897,123	140,779	355,224	73,967
Supplemental schedule of cash flow information
Income taxes paid	(84,832)	(13,312)	86,348	348
Non-cash investing and financing activity
Payables for purchase of property, equipment and software	4,778	750	36,092	15,815
Payables for assets acquisition	¥ 0	$ 0	¥ 127,316	¥ 0